Commitments and Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Gross Lease Obligations [Member]
Lease & Contract Obligations
Year ending December 31, 2012	$ 24.2
Year ending December 31, 2013	22.3
Year ending December 31, 2014	21.1
Year ending December 31, 2015	20.3
Year ending December 31, 2016	19.9
Thereafter through August 31, 2023	97.1
Total	204.9
Sublease Income [Member]
Lease & Contract Obligations
Year ending December 31, 2012	1.5
Year ending December 31, 2013	1.6
Year ending December 31, 2014	1.4
Year ending December 31, 2015	1.3
Year ending December 31, 2016	1.3
Thereafter through August 31, 2023	1.6
Total	8.7
Net Lease Obligations [Member]
Lease & Contract Obligations
Year ending December 31, 2012	22.7
Year ending December 31, 2013	20.8
Year ending December 31, 2014	19.7
Year ending December 31, 2015	19.0
Year ending December 31, 2016	18.5
Thereafter through August 31, 2023	95.5
Total	196.2
Other Obligations [Member]
Lease & Contract Obligations
Year ending December 31, 2012	12.2
Year ending December 31, 2013	0
Year ending December 31, 2014	0
Year ending December 31, 2015	0
Year ending December 31, 2016	0
Thereafter through August 31, 2023	0
Total	$ 12.2